Other Non-Current Liabilities (Details) - Schedule of Other Non-Current Liabilities - USD ($)	Sep. 30, 2023	Sep. 30, 2022
Schedule of Other Non-Current Liabilities [Abstract]
Tenant deposit	$ 237,472	$ 282,402
Total	$ 237,472	$ 282,402